Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and 2013 were as follows:

	March 31, 2014
	Quoted Market Prices of Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities	$3,255	$—	$—
Forward contracts	—	679	—
Cross-currency swaps	—	2,245	—

	$3,255	$2,924	$—

Liabilities
Interest rate swap	$—	$802	$—
Forward contracts	—	3,213	—

	$—	$4,015	$—

	March 31, 2013
	Quoted Market Prices	Significant Other	Significant Unobservable
	of Identical Assets (Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Assets
Marketable securities	$3,183	$—	$—
Forward contracts	—	1,979	—
Cross-currency swaps	—	3,431	—

	$3,183	$5,410	$—

Liabilities
Interest rate swap	$—	$1,206	$—
Forward contracts	—	1,318	—

	$—	$2,524	$—